Shareholders' Protection Rights Agreement - Additional Information (Detail)	Jun. 30, 2013
Stockholders Equity Note [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	13,000,000
Business Acquisition, Percentage of Voting Interests Acquired	15.00%
Shareholders' Protection Rights Agreement
Stockholders Equity Note [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	149,288,524
Holders of Shareholders' Rights would be entitled to purchase one common share, exercise price	160